Provisions for other liabilities - Total Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [abstract]
Non current	$ 2,526	$ 2,565
Current	909	3,421
Total provisions	$ 3,435	$ 5,986	$ 4,359